SUMMARY OF MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Abstract]
Statement of Compliance [Policy Text Block]

(a) Statement of Compliance

The consolidated financial statements have been prepared using accounting policies in compliance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").

Basis of Preparation and Measurement [Policy Text Block]

(b) Basis of Preparation and Measurement

These consolidated financial statements have been prepared on a historical cost basis, except for financial instruments, which have been measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

These consolidated financial statements are presented in thousands of United States dollars except as otherwise indicated.

Foreign Currency Translation [Policy Text Block]

(c) Foreign Currency Translation

The functional currency of the Company and its subsidiaries is the principal currency of the economic environment in which they operate. For the Company and its subsidiaries, the functional currency is the U.S. dollar. The presentation currency for the Company is the U.S. dollar.

Transactions in currencies other than the functional currency are recorded at exchange rates prevailing on the dates of the transactions. At the end of each reporting period, the monetary assets and liabilities of the Company that are denominated in foreign currencies are translated at the rate of exchange at the reporting date while non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Exchange gains and losses arising on translation are included in the consolidated statement of loss and comprehensive loss.

Adoption of New Accounting Standards [Policy Text Block]

(d) Adoption of New Accounting Standards

The Company has applied the following accounting standard amendment which is effective January 1, 2024.

IAS 1 - Presentation of Financial Statements

The IASB has issued an amendment to IAS 1 - Presentation of Financial Statements ("IAS 1") that clarifies certain requirements for determining whether a liability should be classified as current or non-current and requires new disclosures for non-current liabilities that are subject to covenants within 12 months after the reporting date. The amendments were effective for annual periods beginning on or after January 1, 2024, and are required to be applied retrospectively. The amendment requires the classification of liabilities as current or non-current depending on the rights existing at the end of the reporting period and clarifies that management's expectations in respect of settlement do not affect classification. Liabilities are classified as non-current if the company has a substantive right to defer settlement for at least twelve months at the end of the reporting period. 'Settlement' is defined as the extinguishment of a liability with cash, other economic resources, or an entity's own equity instruments. There is an exception for convertible instruments that might be converted into equity, but only for those instruments where the conversion option is classified as an equity instrument as a separate component of a compound financial instrument.

This change has resulted in a change in the accounting policy for classification of liabilities that can be settled in the Company's own shares. Previously, counterparty conversion options were not considered when classifying the related liabilities as current or non-current. Under the revised policy, when a liability includes a counterparty conversion option that may be settled by a transfer of the Company's shares, the Company is required to consider the conversion option in classifying the liability as current or non-current except when it is classified as an equity component of a compound instrument.

The Company conducted an analysis of the impact of the change in accounting policy upon adoption of IAS 1 to the Company's financial statements and has determined that the Company's convertible A&R Loan Facility (as defined below) is impacted by the revised policy and the related liabilities have been reclassified to current liabilities because the lender has the unconditional right to convert at anytime, including within the next twelve months. There are no changes to the expected cash outflows from the convertible debt, and no changes to the liquidity of the Company and the maturity date of the debt remains May 10, 2027. The Company's other liabilities were not impacted by the changes to IAS 1.

Due to the requirement for retrospective adoptions of the IAS 1 amendments, the statement of financial position as at December 31, 2023, has been re-presented, with a reclassification of $13.6 million from non-current liabilities to current liabilities. Prior to substantial modification of the A&R Loan Facility (as defined below) during 2023, the equity conversion feature of the previous convertible loan facility was classified as an equity component of a compound instrument.  Therefore, the change in policy did not impact the Company's statement of financial position as at January 1, 2023. There is no retrospective impact on the comparative statement of loss and comprehensive loss, statement of equity, and statement of cash flows.

As discussed above the changes to IAS 1 will have no impact on the Company's cash flows or liquidity and the only change is on the classification of the convertible debt instrument as a current liability instead of the non-current liability, as such the Company does not consider the adoption of IAS 1 will have a material impact on the Company in future reporting periods.

Future Changes to Accounting Policies [Policy Text Block]

(e) Future Changes to Accounting Policies

Certain new accounting standards and amendments to accounting standards have been published that are not mandatory for the year ended December 31, 2024, and have not been early adopted by the Company. New and amended accounting standards that are not applicable to the Company have been excluded from this note. The Company is currently assessing the impact of the following new and amended standards:

  The IASB has issued classification and measurement and disclosure amendments to IFRS 9 - Financial Instruments and IFRS 7 - Financial Instruments: Disclosures, which are effective for years beginning on or after January 1, 2026, with earlier application permitted. The amendments clarify the date of recognition and derecognition of some financial assets and liabilities and introduce a new exception for some financial liabilities settled through an electronic payment system. Other changes include a clarification of the requirements when assessing whether a financial asset meets the solely payments of principal and interest criteria and new disclosures for certain instruments with contractual terms that can change cash flows (including instruments where cash flow changes are linked to environmental, social or governance targets).
  IFRS 18 - Presentation and Disclosure in Financial Statements ("IFRS 18") is a new standard that will provide new presentation and disclosure requirements, and which will replace IAS 1 - Presentation of Financial Statements. IFRS 18 introduces changes to the structure of the income statement; provides required disclosures in financial statements for certain profit or loss performance measures that are reported outside an entity's financial statements; and provides enhanced principles on aggregation and disaggregation in financial statements. Many other existing principles in IAS 1 have been maintained. IFRS 18 is effective for years beginning on or after January 1, 2027, with earlier application permitted.

Principles of Consolidation [Policy Text Block]

(f) Principles of Consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, including its principal subsidiaries Nova Royalty Corp. (Canada), Royalty & Streaming Mexico S.A. de C.V. (Mexico), Metalla America Ltd. (USA), Nova Royalty USA Corp. (USA), MTA Royalty & Streaming Pty Ltd. (Australia), ValGold Resources Ltd. (Canada), Geological Services Inc. (USA), Idaho Resources Corporation (USA), Genesis Gold Corporation (USA), and Metalla SEZC (Cayman Islands). All intercompany balances and transactions have been eliminated on consolidation.

Subsidiaries

Subsidiaries are all entities over which the Company has exposure to variable returns from its involvement and has the ability to use power over the investee to affect its returns. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases.

Business Combinations [Policy Text Block]

(g)  Business Combinations

A business combination is an acquisition of assets and liabilities that constitute a business. A business is an integrated set of activities and assets that consist of inputs and processes, including operational processes that, when applied to those inputs, have the ability to create outputs that provide a return to the Company and its shareholders. A business also includes those assets and liabilities that do not necessarily have all the inputs and processes required to produce outputs, but can be integrated with the inputs and processes of the Company to create outputs.

When acquiring a set of activities or assets in the exploration and development stage, which may not have outputs, the Company considers other factors to determine whether the set of activities or assets is a business.

Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is allocated to the identifiable assets acquired and liabilities assumed based on the acquisition-date fair value. The excess of the cost of acquisition over the fair value of the Company's share of the identifiable net assets acquired is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets acquired, the difference, or gain, is recognized directly in the consolidated statement of operations. The results of businesses acquired during the period are included in the financial statements from the date of acquisition. Acquisition-related costs are expensed as incurred. Provisional fair values are finalized within 12 months of the acquisition date. Measurement period adjustments are adjustments that arise from additional information obtained during the measurement period about facts and circumstances that existed at the acquisition date.

Royalty, Stream, and Other Interests [Policy Text Block]

(h) Royalty, Stream, and Other Interests

Royalty, stream, and other interests consist of acquired royalty, stream, and other interests. These interests are recorded at cost and capitalized as tangible assets with finite lives. They are subsequently measured at cost less accumulated depletion and accumulated impairment losses, if any. Project evaluation costs that are not related to a specific royalty or stream asset are expensed in the period incurred. Borrowing costs attributed to the acquisition of qualifying assets are capitalized to royalty, stream, and other interests, and are included in the carrying amounts of related assets until the asset is available for use in the manner intended by management.

Producing royalty and stream interests are depleted using the units-of-production method over the life of the property to which the interest relates, which is estimated using available information of proven and probable reserves and the portion of resources expected to be classified as mineral reserves at the mine corresponding to the specific agreement.

On acquisition of a royalty or stream interest, an allocation of its fair value may be attributed to the exploration potential of the interest and is recorded as an exploration asset on the acquisition date. The carrying value of the exploration potential is accounted for in accordance with IFRS 6 - Exploration and Evaluation of Mineral Resources ("IFRS 6") and is not depleted until such time as the technical feasibility and commercial viability have been established, at which point the value of the asset is accounted for in accordance with IAS 16 - Property, Plant and Equipment ("IAS 16"). Upon demonstration of the technical and commercial feasibility of a project and a development decision, the carrying value related to that project is subject to an impairment test and is reclassified in accordance with IAS 16.

Impairment of Royalty, Stream, and Other Interests [Policy Text Block]

(i) Impairment of Royalty, Stream, and Other Interests

The carrying amounts of non-financial assets, excluding deferred income tax assets, are reviewed for impairment at each reporting date, or whenever events or changes in circumstances indicate the carrying amounts may not be recoverable. If there are indicators of impairment, a review is undertaken to determine whether the carrying amounts are in excess of their recoverable amounts. Reviews are undertaken on an asset-by-asset basis, except where the recoverable amount for an individual asset cannot be determined, in which case the review is undertaken at the cash-generating unit ("CGU") level.

If the carrying amount of a CGU or non-financial asset exceeds the recoverable amount, being the higher of its fair value less costs to sell and its value-in-use, an impairment loss is recognized in net loss as the excess of the carrying amount over the recoverable amount. With respect to CGUs, impairment losses are allocated to reduce the carrying amounts of the assets of the CGU on a pro-rata basis. The future cash flows expected is derived using estimates of proven and probable reserves, a portion of resources that is expected to be converted into reserves and information regarding the Company's royalty, stream, and other production-based interests, respectively, that could affect the future recoverability of the Company's interests. Discount factors are determined individually for each asset and reflect their respective risk profiles. In certain circumstances, the Company may use a market approach in determining the recoverable amount which may include an estimate of (a) net present value of estimated future cash flows; (b) dollar value per ounce or pound of reserve/resource; (c) cash-flow multiples; and/or (d) market capitalization of comparable assets.

Non-financial assets that have previously been impaired are tested for a possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed, or may have partially reversed. In these instances, the impairment loss is reversed to the recoverable amount but not beyond the carrying amount, net of amortization, that would have arisen if the prior impairment loss had not been recognized.

Revenue Recognition [Policy Text Block]

(j) Revenue Recognition

Revenue is comprised of revenue earned in the year from royalty, stream, and other interests. The Company recognizes revenue upon the transfer of control of the relevant commodity to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those commodities.

For stream interests, revenue recognition occurs when the relevant commodity received from the stream operator is delivered by the Company to its third-party customers. Revenue is measured at the fair value of the consideration received or receivable when management can reliably estimate the amount, pursuant to the terms of the sales contract.

For royalty interests, revenue recognition occurs when control of the relevant commodity is transferred to the end customer by the operator of the royalty property. Revenue is measured at the fair value of the consideration received or receivable when management can reliably estimate the amount, pursuant to the terms of the royalty agreement. In some instances, the Company will not have access to sufficient information to make a reasonable estimate of consideration to which it expects to be entitled and, accordingly, revenue recognition is deferred until management can make a reasonable estimate. Differences between estimates and actual amounts are adjusted and recorded in the period that the actual amounts are known.

Financial Instruments [Policy Text Block]

(k) Financial Instruments

All financial instruments are initially recorded at fair value and designated as follows:

Cash includes cash on account and is subsequently measured at amortized cost.

Trade receivables relate to amounts received from sales of refined gold and silver and royalty revenue. These receivables are non-interest bearing and are recognized at fair value and are subsequently measured at amortized cost. The Company has applied the simplified approach to determining expected credit losses, which requires expected lifetime losses to be recognized upon initial recognition of the receivables.

Marketable securities are designated as fair value through profit and loss ("FVTPL") unless they are irrevocably designated, on an individual basis, as fair value through other comprehensive income ("FVOCI"). Investment transactions are recognized on the trade date with transaction costs included in the underlying balance. Fair values are determined by reference to quoted market prices at the statement of financial position date.

Derivative royalty assets and derivative loan liabilities are designated as FVTPL.  Fair values are determined using a valuation model and inputs that are not based on observable market data.

Accounts payables, accrued liabilities, and loans payable are initially recorded at fair value, less transaction costs. These financial liabilities are subsequently measured at amortized cost, calculated using the effective interest rate method.

Related Party Transactions [Policy Text Block]

(l) Related Party Transactions

Parties are considered related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered related if they are subject to common control or significant influence. A transaction is considered a related party transaction when there is a transfer of resources or obligations between related parties.

Share Capital [Policy Text Block]

(m) Share Capital

Common shares issued for non-monetary consideration are recorded at their fair value based on closing price on the measurement date and classified as equity. The measurement date is defined as the earliest of the date at which the commitment for performance by the counterparty to earn the common shares is reached or the date at which the counterparty's performance is complete.

The proceeds from the issue of units are allocated between common shares and share purchase warrants on a pro-rata basis based on the relative fair values. The fair value of the common shares is based on the market closing price on the date of issuance and the fair value of the share purchase warrants is determined using the Black-Scholes option pricing model.

Transaction costs directly attributable to the issue of common shares are recognized as a deduction from equity, net of any tax effects.

Earnings (loss) Per Share [Policy Text Block]

(n) Earnings (loss) Per Share

The Company presents basic earnings (loss) per share data for its common shares, calculated by dividing the income (loss) attributable to equity holders of the Company by the weighted average number of common shares issued and outstanding during the period. Diluted earnings per share is calculated by adjusting the earnings attributable to equity holders and the weighted average number of common shares outstanding for the effects of all potentially dilutive common shares. The calculation of diluted earnings per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period. In periods where a loss is reported, diluted loss per share is the same as basic loss per share as the effects of potentially dilutive common shares would be anti-dilutive.

Income Taxes [Policy Text Block]

(o) Income Taxes

Income tax expense consists of current and deferred tax expense. Income tax expense is recognized in the consolidated statement of loss and comprehensive loss.

Current tax expense is the expected tax payable on the taxable income for the period, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous periods.

Deferred tax assets and liabilities are recognized for deferred tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and losses carried forward. Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability is settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that substantive enactment occurs.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is reduced.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Share-based Payments [Policy Text Block]

(p) Share-based Payments

The Company grants stock options and restricted share units ("RSUs") to directors, officers, employees and consultants to acquire common shares of the Company. An individual is classified as an employee when the individual is an employee for legal or tax purposes, or provides services similar to those performed by an employee. The fair value of stock options is measured on the date of grant, using the Black-Scholes option pricing model, and is recognized over the vesting period. Consideration paid for the shares on the exercise of stock options is credited to share capital. In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at the fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of the goods or services received.

The fair value method of accounting is used for share-based payment transactions. Under this method, the cost of stock options and other equity-settled share-based payment arrangements are recorded based on the estimated fair value at the grant date and charged to earnings over the vesting period. Where awards are forfeited because non-market based vesting conditions are not satisfied, the expense previously recognized is proportionately reversed in the period the forfeiture occurs.

Segment Reporting [Policy Text Block]

(q) Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segment, has been identified as the Chief Executive Officer ("CEO").

The Company operates in a single segment, the acquisition and management of precious metal royalties, streams, and similar production-based interests. In addition, the Company has corporate activities, which include the evaluation and acquisition of new precious metal royalties, streams, and similar production-based interests, treasury and finance, regulatory reporting, and corporate administration.

Critical Accounting Estimates and Judgments [Policy Text Block]

(r) Critical Accounting Estimates and Judgments

The preparation of the Company's consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities and contingent liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management's experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about significant areas of estimation uncertainty and judgments made by management in preparing the consolidated financial statements are described below. Critical accounting estimates are estimates and assumptions made by management that may result in a material adjustment to the carrying amount of assets and liabilities within the next financial year and include, but are not limited to, the following:

Royalty interests

The Company holds royalty interests in production stage mineral properties. The royalty interests are recorded initially at their costs and are being depleted using the units of production basis over the expected life of the related mineral property, which is determined using available estimates of future metal prices and future production. Proven and probable reserves and future production plans associated with the royalty interests as determined by the operators impact the measurement of the respective assets. These estimates affect the depletion of the royalty interests and the assessment of the recoverability of the carrying value of the royalty interests.

Management considers both external and internal sources of information in assessing whether there are any indications that the Company's royalty interests are impaired. External sources of information that management considers include changes in the market, economic and legal environment in which the Company operates that are not within its control and affect the recoverable amount of its royalty interests. Internal sources of information that management considers include the indications of economic performance of the assets.

In determining the recoverable amounts of the Company's royalty interests, management makes estimates of the discounted net cash flows expected to be derived from the Company's royalty interests, costs of disposal, and the appropriate discount rates and discount multiples that apply to the specific asset. Reductions in metal price forecasts, increases in estimated future costs of production for the mine operators, reductions in the amount of recoverable mineral reserves, mineral resources, and exploration potential, and/or adverse current economics can result in a write-down of the carrying amounts of the Company's royalty interests.

Depletion

The Company's royalty, stream, and other production-based interests that generate economic benefits are considered depletable and are depleted on a unit-of-production basis over the ounces of production that are expected to generate the cash flows that will be attributable to the Company. These calculations require the use of estimates and assumptions, including the amount of contained metals, the recovery rates, and payable rates for the contained metals being treated through a milling or refining process. Changes to these assumptions may impact the estimated recoverable reserves, resources or exploration potential which could directly impact the depletion rates used. Changes to depletion rates are accounted for prospectively.

Derivative loan liabilities

The Company holds derivative loan liabilities which are carried at fair value at each period end. In order to calculate the fair value at period end the Company uses a valuation model and is required to make estimates and assumptions on the risk free interest rate, expected stock price volatility, and credit spread. Changes to these assumptions may impact the fair value of the liability at period end.

Income taxes

The interpretation of existing tax laws or regulations in Canada, Australia, Argentina, Mexico, the United States, or any of the countries in which our property interests are located requires the use of judgment. Differing interpretation of these laws or regulations could result in an increase in the Company's taxes, or other governmental charges, duties or impositions. In addition, the recoverability of deferred income tax assets, including expected periods of reversal of temporary differences and expectations of future taxable income, are assessed by management at the end of each reporting period and adjusted, as necessary, on a prospective basis.

Functional currency

The functional currency for each of the Company's subsidiaries and associates is the currency of the primary economic environment in which the entity operates. Determination of functional currency may involve certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determine the primary economic environment.

Business combinations

The assessment of whether an acquisition meets the definition of a business or is considered an asset acquisition is an area of key judgment. For an acquisition to constitute a business acquisition, the Company should be acquiring inputs and processes which could deliver an output. Management would need to apply judgment to determine whether any processes were acquired as part of the acquisition of assets.

For both business combinations and asset acquisitions, the assumptions and estimates with respect to determining the fair values often require management to make assumptions and estimates about future events. The assumptions and estimates with respect to determining the fair value of assets acquired and liabilities assumed, those of mineral interests and other properties in particular, generally require a high degree of judgment and include estimates of mineral reserves and mineral resources acquired, future metal prices, discount rates and reserve/resource conversion. Changes in the judgments made or in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets and liabilities.